Fees Summary	Apr. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,992,000
Previously Paid Amount	0.00
Total Fee Amount	2,346.60
Total Offset Amount	0.00
Net Fee	2,346.60
Narrative - Max Aggregate Offering Price	$ 16,992,000
Final Prospectus	true